Property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Additions	$ 220	$ 584
Acquisitions through business combinations	0	68
Disposals	$ 11	$ 0
Cost
Property and equipment
Additions			$ 994	$ 1,099
Acquisitions through business combinations			68	546
Disposals			865	60
Cost | Computer hardware
Property and equipment
Additions			875	937
Acquisitions through business combinations			64	287
Disposals			661	58
Cost | Furniture, fixtures and office equipment
Property and equipment
Additions			119	162
Acquisitions through business combinations			4	259
Disposals			204	2
Depreciation/ Amortization
Property and equipment
Disposals			(410)	(28)
Depreciation/ Amortization | Computer hardware
Property and equipment
Disposals			(318)	(26)
Depreciation/ Amortization | Furniture, fixtures and office equipment
Property and equipment
Disposals			$ (92)	$ (2)